Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related party transactions

31.Related party transactions

During the year the Group paid £75k (2019: £9k; 2018: £nil) to Gladstone Partners Limited, a company controlled by Director Iain Ross. The balance owed at the year-end was £nil (2019: £27k; 2018: £nil).

Key management are considered to be Directors of the Group.